Restructuring Charges	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Restructuring Charges

8. Restructuring Charges

In connection with the globalization of its organizational structure and core processes, as well as its overall cost reduction efforts, the Company formulated the Fiscal 2013 Profit Improvement Plan (the “2013 Plan”). The 2013 Plan covers the global operations of the Company, and as the Company continues to evaluate its structure, processes and costs, additional charges may be incurred in the future under the 2013 Plan that are not yet determined. The 2013 Plan is, in effect, a continuation and acceleration of the Company’s Fiscal 2011 Cost Reduction Plan (the “2011 Plan”). The Company will no longer incur any new charges under the 2011 Plan, but will continue to make cash payments on amounts previously accrued under the 2011 Plan. All amounts charged to expense under the 2013 Plan and 2011 Plan were recorded in selling, general and administrative expense in the Company’s condensed consolidated statements of operations.

Activity and liability balances recorded as part of the 2013 Plan and 2011 Plan were as follows:

In thousands	Workforce	Facility & Other	Total
Balance, November 1, 2010	$—	$—	$—
Charged to expense	1,389	6,649	8,038
Cash payments	(313)	(417)	(730)

Balance, October 31, 2011	$1,076	$6,232	$7,308

Charged to expense	9,721	3,881	13,602
Cash payments	(5,462)	(3,257)	(8,719)

Balance, October 31, 2012	$5,335	$6,856	$12,191

Charged to expense	15,801	1,630	17,431
Cash payments	(10,101)	(4,157)	(14,258)
Adjustments to accrual	—	(553)	(553)

Balance, July 31, 2013	$11,035	$3,776	$14,811

Of the amounts charged to expense during the nine months ended July 31, 2013, approximately $7.6 million, $6.3 million, $0.8 million and $2.7 million were related to the Americas segment, EMEA segment, APAC segment and Corporate Operations segment, respectively.

In addition to the restructuring charges noted above, the Company also recorded approximately $3 million of additional inventory reserves within cost of goods sold and approximately $2 million of additional expenses within selling, general and administrative expense (“SG&A”) during the nine months ended July 31, 2013 related to certain non-core brands and peripheral product categories that have been discontinued, which are not reflected in the table above.

Additionally, the Company recorded severance charges of approximately $3 million within SG&A during the first quarter of fiscal 2013 which were unrelated to the 2013 Plan or the 2011 Plan.

Note 17—Restructuring Charges

In connection with its cost reduction efforts, the Company formulated the Fiscal 2011 Cost Reduction Plan (the “2011 Plan”). The 2011 Plan covers the global operations of the Company, but is primarily concentrated in the United States. During the fiscal year ended October 31, 2012, the Company recorded approximately $4 million of facility charges, primarily related to lease loss accruals and an additional $10 million in severance charges. The Company continues to evaluate its facilities, as well as its overall cost structure, and may incur future charges.

Activity and liability balances recorded as part of the 2011 Plan are as follows:

In thousands	Workforce	Facility & Other	Total
Balance November 1, 2010	$—	$—	$—
Charged to expense	1,389	6,649	8,038
Cash payments	(313)	(417)	(730)

Balance November 1, 2011	$1,076	$6,232	$7,308
Charged to expense	9,721	3,881	13,602
Cash payments	(5,462)	(3,257)	(8,719)

Balance, October 31, 2012	$5,335	$6,856	$12,191

In fiscal 2009, the Company formulated the Fiscal 2009 Cost Reduction Plan (the “2009 Plan”). The 2009 Plan covered the global operations of the Company, but was primarily concentrated in the United States. During the fiscal year ended October 31, 2011, the Company determined that it would utilize certain facilities in the United States that were previously vacated, and reversed approximately $2 million of previously recognized lease loss accruals. The Company completed the payout of the remaining liabilities accrued under the 2009 Plan and terminated the 2009 Plan as of October 31, 2011.

Activity and liability balances recorded as part of the 2009 Plan are as follows:

In thousands	Workforce	Facility & Other	Total
Balance November 1, 2009	$9,958	$3,951	$13,909
Charged to expense	8,339	1,676	10,015
Cash payments	(13,020)	(2,226)	(15,246)
Adjustments to accrual	(425)	—	(425)
Foreign currency translation	66	—	66

Balance, October 31, 2010	4,918	3,401	8,319
Charged to expense	816	232	1,048
Cash payments	(5,757)	(1,517)	(7,274)
Adjustments to accrual	—	(2,118)	(2,118)
Foreign currency translation	23	2	25

Balance, October 31, 2011	$—	$—	$—